Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
NET REVENUES
Educational programs and services	$ 1,309,339	$ 1,102,974	$ 1,006,198
Books and others	169,009	143,792	132,689
Total net revenues	1,478,348	1,246,766	1,138,887
Operating costs and expenses
Cost of revenues	(614,364)	(526,320)	(451,669)
Selling and marketing	(197,897)	(188,483)	(169,062)
General and administrative	(471,010)	(378,434)	(324,210)
Total operating costs and expenses	(1,283,271)	(1,093,237)	(944,941)
Gain on disposal of subsidiaries	3,760		3,621
OPERATING INCOME	198,837	153,529	197,567
OTHER INCOME, NET
Interest income	66,861	66,605	44,880
Miscellaneous income, net	1,586	342	752
Income before income tax expense and loss from equity method investments	267,284	220,476	243,199
Provision for income taxes:
Current	(39,467)	(31,552)	(28,235)
Deferred	1,936	5,331	2,193
Provision for income taxes	(37,531)	(26,221)	(26,042)
Loss from equity method investments	(4,425)	(1,537)	(1,453)
Net income	225,328	192,718	215,704
Add: Net loss (gain) attributable to noncontrolling interests	(444)	295
Net income attributable to New Oriental Education & Technology Group Inc.	$ 224,884	$ 193,013	$ 215,704
Net income per share (Note 16)
- Basic	$ 1.43	$ 1.23	$ 1.38
- Diluted	$ 1.43	$ 1.23	$ 1.37
Weighted average shares used in calculating basic net income per share	156,782,439	156,438,606	156,033,992
Weighted average shares used in calculating diluted net income per share	157,391,686	157,302,174	157,903,464
Share-based compensation expense included in:
Share-based compensation expense	$ 16,810	$ 15,689	$ 20,079
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 16,810	$ 15,689	$ 20,079